FAIR VALUE MEASUREMENTS - Fair Value Liabilities with Unobservable Inputs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period			$ (7,260)
Additions			(2,511)
Payments			2,451
Loss on contingent consideration	$ (23)	$ (30)	(64)	$ (1,130)
Foreign exchange impact			955
Balance at end of period	$ (6,429)		$ (6,429)